Earnings (Loss) Per Share - Disclosure of Numerator of Basic EPS Calculation Adjusted to Allocate Undistributed Earnings (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit (loss), attributable to ordinary equity holders of parent entity [abstract]
Net income (loss) attributable to Owners of the Parent	R$ 301,232	R$ (108,731)	R$ (119,827)
Less: Net loss allocated to participating share grants of the Company		(2,025)	(2,844)
Less: Net loss allocated to participating shares of Group companies	(126)	(20)	(94)
Numerator of basic and diluted EPS	R$ 301,358	R$ (106,686)	R$ (116,889)